Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories
Schedule of Inventory
	As of December 31,
	2015	2016
	RMB	RMB
General merchandise	990,063	673,477
Packing materials and others	9,218	3,146
Less: Inventory write down	(33,771)	(30,507)

Total	965,510	646,116